SCHEDULE OF CHANGES IN THE FINANCIAL INSTRUMENTS (Details) - 6 months ended Jun. 30, 2026 ₪ in Thousands, $ in Thousands	USD ($)	ILS (₪)
Notes and other explanatory information [abstract]
Balance as of January 1
Initial recognition of financial liability	5,289	₪ 15,751
Deferred day 1 loss	(2,443)	(7,274)
Change in fair value of warrants	(1)	(3)
Release of day 1 loss	5	16
Balance as of June 30	$ 2,850	₪ 8,490